Inventories	12 Months Ended
Dec. 31, 2022
Inventories
Inventories

8    Inventories

	2022	2021
Content providing	135,876	75,778
Educational content (a)	94,089	71,314
Consumables and supplies	2,204	2,128
Inventories held by third parties	21,891	9,362
	254,060	158,582
(a)	Costs being incurred to produce educational content. These costs include incurred personnel costs and third parties’ services for editing educational content and related activities (graphic design, editing, proofreading and layout, among others).

Content providing is presented net of inventory reserve. The movement in the inventory reserve for the years ended December 31, 2022, 2021 and 2020 was as follows:

	2022	2021	2020
Balance at beginning of the year	(25,715)	(7,510)	(6,517)
Inventory reserve	(40,671)	(26,778)	(7,453)
Write-off of inventories against reserve	7,763	8,573	6,460
Balance at end of year	(58,623)	(25,715)	(7,510)

During 2022, R$40,671 (2021: R$26,778) was recognized as an expense for inventories carried at net realizable value. This is recognized in cost of sales.